Fair Value Measurement - Schedule of EBP, Investment, Fair Value And NAV (Details) (Parenthetical) - EBP 003 [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Common Collective Trust Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Equity Common Collective Trust Funds [Member] | Maximum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan Sponsor Redemption Notice Period	15 days	15 days
Equity Common Collective Trust Funds [Member] | Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan Sponsor Redemption Notice Period	3 days	3 days
US Bond Common Collective Trust Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Plan Sponsor Redemption Notice Period	15 days	15 days